Share-based compensation - Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
RSUs
Number of RSUs
Beginning balance (in shares) | shares	3,135,407	1,425,196	1,320,193
Granted (in shares) | shares	1,379,324	2,914,248	793,337
Forfeited (in shares) | shares	(657,607)	(359,238)	(175,751)
Released (in shares) | shares	(1,302,199)	(844,799)	(512,583)
Ending balance (in shares) | shares	2,554,925	3,135,407	1,425,196
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 142.23	$ 211.25	$ 155.98
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	121.77	121.42	277.21
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	134.72	173.04	190.26
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	143.68	173.76	178.19
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 132.39	$ 142.23	$ 211.25
Other
Number of RSUs
Beginning balance (in shares) | shares	71,717	108,720	156,190
Granted (in shares) | shares	0	30,824	22,988
Forfeited (in shares) | shares	0	(20,357)	0
Released (in shares) | shares	(34,819)	(47,470)	(70,458)
Ending balance (in shares) | shares	36,898	71,717	108,720
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 152.50	$ 145.19	$ 145.19
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	0	162.21	261.00
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	0	145.21	0
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	148.96	145.20	182.98
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 155.83	$ 152.50	$ 145.19